Inventories	6 Months Ended
Jun. 30, 2021
Inventories
Inventories	4. Inventories

	6/30/2021	12/31/2020

	(€ in thousands)
Raw materials and merchandise	3,501	3,733
Work in progress	7,491	7,661
Total	10,992	11,394